PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
May 31, 2017
Property And Equipment Tables
Schedule of Property and equipment
	May 31,	August 31,
	2017	2016
Equipment and Furniture	$16,327	$-
Computer Equipment	13,583	-
	29,910	-
Accumulated Depreciation	(2,614)	-
Property and equipment, net	$27,296	$-